Financing Activities (Tables)	12 Months Ended
Dec. 31, 2013
AEP Common Stock
		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	-
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	-
Balance, December 31, 2013	508,113,964	20,336,592

Long-term Debt
	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2013	2013	2012	2013	2012
				(in millions)
Senior Unsecured Notes (a)
2013-2043	5.45%	1.65%-8.13%	0.685%-8.13%	$11,799	$12,712

Pollution Control Bonds (b)
2013-2038 (c)	3.29%	0.02%-6.30%	0.11%-6.30%	1,932	1,958

Notes Payable (d)
2013-2032	4.17%	1.164%-8.03%	1.913%-8.03%	369	427

Securitization Bonds (e)
2013-2031	3.72%	0.88%-6.25%	0.88%-6.25%	2,686	2,281

Spent Nuclear Fuel Obligation (f)				265	265

Other Long-term Debt (a) (g)
2015-2059	1.41%	1.15%-13.718%	1.72%-13.718%	1,360	140

Fair Value of Interest Rate Hedges				(9)	3
Unamortized Discount, Net				(25)	(29)
Total Long-term Debt Outstanding				18,377	17,757
Long-term Debt Due Within One Year				1,549	2,171
Long-term Debt				$16,828	$15,586

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo and KPCo in the amounts of $300 million and $200 million, respectively, upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(d)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 16).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(g)       In 2013, PSO, TCC and TNC issued $50 million, $100 million and $75 million three-year credit facilities, respectively, to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
						After
	2014	2015	2016	2017	2018	2018	Total
	(in millions)
Principal Amount	$1,549	$2,519	$1,147	$1,724	$1,135	$10,328	$18,402
Unamortized Discount, Net							(25)
Total Long-term Debt Outstanding							$18,377

Lines of Credit and Short-term Debt
	December 31,
	2013		2012
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$700	0.23%	$657	0.26%
Commercial Paper	57	0.29%	321	0.42%
Line of Credit – Sabine (c)	-	-%	3	1.82%
Total Short-term Debt	$757		$981

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Comparative Accounts Receivable Information
	Years Ended December 31,
	2013	2012	2011
	(dollars in millions)
Effective Interest Rates on Securitization of
Accounts Receivable	0.23%	0.26%	0.27%
Net Uncollectible Accounts Receivable Written Off	$35	$29	$37

Customer Accounts Receivable Managed Portfolio
	December 31,
	2013	2012
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$929	$835
Total Principal Outstanding	700	657
Delinquent Securitized Accounts Receivable	45	37
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	16	21
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	331	316

Appalachian Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Indiana Michigan Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Ohio Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Nonutility Money Pool Activity
					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$-
Parent	1,178	-	1,078	-	-	(a)

(a) The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Maximum, Minimum and Average Interest Rates for Funds Borrowed from and Loaned to the Nonutility Money Pool
	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
Year Ended	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
December 31, 2013	Borrowed	Borrowed	Loaned	Loaned	Borrowed	Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	-%	-%	0.28%	-%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Public Service Co of Oklahoma [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Southwestern Electric Power Co [Member]
Preferred Stock
	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt
		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term Debt 5-Year Maturity
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool
	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool
	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Lines of Credit and Short-term Debt
		December 31,
		2013		2012
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$-	-%	$2,603	1.82%

(a)		Weighted average rate.

Accounts Receivable and Accrued Unbilled Revenues
	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

Fees Paid to AEP Credit for Customer Accounts Receivable Sold
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

Proceeds on Sale of Receivables to AEP Credit
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397